Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance as at January 1, 2019	[1]
Depreciation	842
Additions	1,624
Balance as at December 31, 2019	2,673
Leases of offices [Member]
Statement Line Items [Line Items]
Balance as at January 1, 2019	1,891
Depreciation	842
Additions	1,624
Balance as at December 31, 2019	2,673
Leases of offices [Member] | Buildings [member]
Statement Line Items [Line Items]
Balance as at January 1, 2019	1,687
Depreciation	706
Additions	1,525
Balance as at December 31, 2019	2,506
Leases of offices [Member] | Vehicles [member]
Statement Line Items [Line Items]
Balance as at January 1, 2019	204
Depreciation	136
Additions	99
Balance as at December 31, 2019	$ 167

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.